Parent Only Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Only Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31, 2024	As of December 31, 2025
	US$	US$
Assets
Cash	313	85
Amounts due from related parties	23,790	21,799
Long-term investment	50	50
Crypto Assets	403	792
Total Assets	24,556	22,726
Liabilities
Accounts payable	72	—
Accrued payroll	22	29
Operating lease liabilities-current	1	1
Investments in subsidiaries	10,095	15,297
Total Liabilities	10,190	15,327
Equity:
Class A Common Shares, $0.0015 par value; 22,024,624 shares authorized, 1,190,317 and 1,110,907 shares issued and outstanding in December 31, 2025 and December 31, 2024.	1	2
Class B Ordinary shares ($0.0015 par value; 642,043 shares authorized and outstanding on December 31, 2025 and December 31, 2024)	1	1
Additional paid-in capital	52,137	52,192
accumulated deficit	(37,231)	(44,283)
Accumulated other comprehensive loss	(542)	(513)
Total equity	14,366	7,399
Total Liabilities and Equity	24,556	22,726

Schedule of Condensed Statements of Operations	Condensed Statements of Operations
	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenue	1,497	1,015	382
Cost of revenue	(1,134)	(919)	(431)
General and administrative expenses	(1,583)	(1,025)	(1,329)
Sales and marketing expenses	(63)	(34)	(41)
Other expense, net	31	13	178
Share of loss from subsidiaries	(4,868)	(4,936)	(5,213)
Net loss	(6,120)	(5,886)	(6,454)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash flows used in operating activities	(2,150)	461	(2,219)
Investment in subsidiaries	—	—	—
Collection of due from/(increase in due from) subsidiaries	(6,782)	(601)	1,991
Cash flows (used in) provide by investing activities	(6,782)	(601)	1,991
Reverse Recapitalization	9	—	—
Cash flows from financing activities	9	—	—
Effect of exchange rate changes	—	—	—
Net change in cash and cash equivalents	(8,923)	(140)	(228)
Cash and cash equivalents at beginning of the period	9,376	453	313
Cash and cash equivalents at end of the period	453	313	85